As filed with the Securities and Exchange Commission on November 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21079

Hatteras Alternative Mutual Funds Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS ALPHA HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 97.3%
Event Drivena	7,297,418	$61,699,447
Long/Short Equitya	16,107,059	104,046,283
Managed Futuresa	4,200,000	41,995,380
Market Neutrala	6,481,481	52,884,027
Relative Value - Long/Short Debta	9,915,931	83,451,283
Total Underlying Funds Trust (Cost $324,105,227)		$344,076,420
Money Market Funds - 3.0%
STIT - Liquid Assets Portfolio, 0.10%b	$10,461,605	10,461,605
Total Money Market Funds (Cost $10,461,605)		10,461,605
Total Investments (Cost $334,566,832) - 100.3%		354,538,025
Liabilities in Excess of Other Assets - (0.3)%		(1,060,372)
TOTAL NET ASSETS - 100.0%		$353,477,653

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows*:
Cost of investments	$337,113,890
Gross unrealized appreciation	18,526,005
Gross unrealized depreciation	(1,101,870)
Net unrealized appreciation	$17,424,135

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Hatteras Alpha Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$-	$344,076,420	$-	$344,076,420
Money Market Funds	10,461,605	-	-	10,461,605
Total Investments in Securities	$10,461,605	$344,076,420	$-	$354,538,025

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS HEDGED STRATEGIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 95.8%
Event Drivena	543,506	$4,595,323
Long/Short Equitya	1,120,300	7,236,769
Market Neutrala	414,379	3,381,024
Relative Value - Long/Short Debta	678,061	5,706,481
Total Underlying Funds Trust (Cost $21,480,629)		$20,919,597
Money Market Funds - 5.3%
STIT - Liquid Assets Portfoliob, 0.10%b	$1,152,772	1,152,772
Total Money Market Funds (Cost $1,152,772)		1,152,772
Total Investments (Cost $22,633,401) - 101.1%		22,072,369
Liabilities in Excess of Other Assets - (1.1)%		(233,230)
TOTAL NET ASSETS - 100.0%		$21,839,139

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:
Cost of investments	$22,633,401
Gross unrealized appreciation	8,872
Gross unrealized depreciation	(569,904)
Net unrealized appreciation	$(561,032)

The Hatteras Hedged Strategies Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$-	$20,919,597	$-	$20,919,597
Money Market Funds	1,152,772	-	-	1,152,772
Total Investments in Securities	$1,152,772	$20,919,597	$-	$22,072,369

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT DEBT FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 95.9%
Relative Value - Long Short Debta	5,447,404	$45,844,696
Total Underlying Funds Trust
(Cost $47,452,888)		$45,844,696
Money Market Funds - 3.7%
STIT - Liquid Assets Portfolio, 0.10%b	$1,769,977	1,769,977
Total Money Market Funds (Cost $1,769,977)		1,769,977
Total Investments (Cost $49,222,865) - 99.6%		47,614,673
Other Assets in Excess of Liabilities - 0.4%		178,562
TOTAL NET ASSETS - 100.0%		$47,793,235

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:
Cost of investments	$49,222,865
Gross unrealized appreciation	0
Gross unrealized depreciation	(1,608,192)
Net unrealized appreciation	$(1,608,192)

The Hatteras Long/Short Debt Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$-	$45,844,696	$-	$45,844,696
Money Market Funds	1,769,977	-	-	1,769,977
Total Investments in Securities	$1,769,977	$45,844,696	$-	$47,614,673

There were no transfers into or out of Level 1 or Level 2 during the period.

HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST
HATTERAS LONG/SHORT EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2011 (Unaudited)

	Shares or
	Principal Amount	Value
Underlying Funds Trust - 96.3%
Long/Short Equitya	11,570,928	$74,744,377
Total Underlying Funds Trust
(Cost $76,349,415)		$74,744,377
Money Market Funds - 3.2%
STIT - Liquid Assets Portfolio, 0.10%b	$2,465,841	2,465,841
Total Money Market Funds (Cost $2,465,841)		2,465,841
Total Investments (Cost $78,815,256) - 99.5%		77,210,218
Other Assets in Excess of Liabilities - 0.5%		378,096
TOTAL NET ASSETS - 100.0%		$77,588,314

Percentages are stated as a percent of net assets.

a - Non-income producing.
b - Rate shown is the seven day yield as of September 30, 2011.

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:
Cost of investments	$78,815,256
Gross unrealized appreciation	0
Gross unrealized depreciation	(1,605,038)
Net unrealized appreciation	$(1,605,038)

The Hatteras Long/Short Equity Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2011 (unaudited):

Description	Level 1	Level 2	Level 3	Total
Underlying Funds Trust	$-	$74,744,377	$-	$74,744,377
Money Market Funds	2,465,841	-	-	2,465,841
Total Investments in Securities	$2,465,841	$74,744,377	$-	$77,210,218

There were no transfers into or out of Level 1 or Level 2 during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Hatteras Alternative Mutual Funds Trust

By     /s/ David B. Perkins
          David B. Perkins, Chief Executive Officer

Date   November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ David B. Perkins
          David B. Perkins, Chief executive Officer

Date   November 29, 2011

By     /s/ Lance Baker
          Lance Baker, Treasurer and Chief Financial Officer

Date   November 29, 2011